Organization and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization and Basis Of Presentation [Policy Text Block]

Organization and Nature of Operations

Social Reality, Inc. ("Social Reality", "we", "us" or "the Company") is a Delaware corporation formed on August 2, 2011. Effective January 1, 2012 we acquired all of the member interests and operations of Social Reality, LLC, a California limited liability company formed on August 14, 2009, which began business in May of 2010, in exchange for 12,328,767 shares of our Class A and Class B common stock. The former members of Social Reality, LLC owned all of our common stock after the acquisition. Social Reality, LLC is referred to as our predecessor in these financial statements.

Currently, our principal source of revenue is through the provision of inventory to real time bidding exchanges (RTB) through our network of website partners. We provide the service of yield optimization for these partners and deliver the highest possible price for inventory provided from our partners to the exchange.

We offer our customers a number of pricing options including cost-per-thousand-impression ("CPM"), whereby our customers pay based on the number of times the target audience is exposed to the advertisement, and cost-per-engagement ("CPE"), whereby payment is triggered only when an individual takes a specific activity.

Social Reality is also an approved and accredited Facebook advertising network company. We sell targeted and measurable online advertising campaigns and programs to brand advertisers and advertising agencies across large Facebook apps and large websites, generating qualified Facebook likes and quantifiable engagement for our clients, driving online sales and increased brand equity. We also create custom applications for brands both large and small that leverage traffic on our partner sites to seed the applications to help them go viral.

We create these applications as custom programs and build them on a campaign by campaign basis as well as offer them on a managed or self-service subscription basis through our GroupAd platform. GroupAd allows brand marketers to select from a number of pre-created applications and then deploy them into their social media channels.

We are headquartered in Los Angeles, California.

Basis of Presentation

The accompanying condensed financial statements are unaudited. The unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading.

These interim financial statements as of and for the three and nine months ended September 30, 2013 and 2012 are unaudited; however, in the opinion of management, such statements include all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. The results for the three and nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any future period. All references to September 30, 2013 and 2012 in these footnotes are unaudited.

These unaudited condensed financial statements should be read in conjunction with our audited financial statements and the notes thereto for the year ended December 31, 2012, included in the Company's annual report on Form 10-K filed with the SEC on April 1, 2013.

The condensed balance sheet as of December 31, 2012 has been derived from the audited financial statements at that date but does not include all disclosures required by the accounting principles generally accepted in the United States of America.

The accompanying unaudited condensed financial statements have been prepared in conformity with GAAP, which contemplates continuation of the Company as a going concern. This basis of accounting contemplates the recovery of the Company's assets and the satisfaction of its liabilities in the normal course of business. Continuation of the Company as a going concern is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to raise additional capital, obtain financing and increase revenue. Our ability to continue to grow our revenues and market share has been bolstered by recently completed private offerings. As described in Note 4, Subsequent Events, in October 2013 and November 2013, we raised approximately $2.44 million in net proceeds through the sale of our securities. We used approximately $531,000 of these proceeds to pay off our note described in Note 2 and redeem certain shares we had issued it as additional compensation under the terms of the credit agreement. The balance of the proceeds provides sufficient working capital to us for at least 12 months based upon our level of current operations.

Organization and Basis of Presentation

Social Reality, Inc. ("Social Reality", "we", "us" or "the Company") is a Delaware corporation formed on August 2, 2011. Effective January 1, 2012 we acquired all of the member interests and operations of Social Reality, LLC, a California limited liability company formed on August 14, 2009, which began business in May of 2010, in exchange for 12,328,767 shares of our Class A and Class B common stock. The former members of Social Reality, LLC owned all of our common stock after the acquisition. Social Reality, LLC is referred to as our predecessor in these financial statements.

Social Reality is primarily an approved and accredited Facebook advertising network company. We sell targeted and measurable online advertising campaigns and programs to brand advertisers and advertising agencies across large Facebook apps and large websites, generating qualified Facebook likes and quantifiable engagement for our clients, driving online sales and increased brand equity. We also create custom applications for large brands that leverage traffic on our partner sites to seed the applications to help them go viral.

We derive our revenue from the sales of media on our partner websites and of our own products and from building custom applications for our partners. We offer our customers a number of pricing options including cost-per-thousand-impression ("CPM"), whereby our customers pay based on the number of times the target audience is exposed to the advertisement, and cost-per-engagement ("CPE"), whereby payment is triggered only when an individual takes a specific activity.

We are headquartered in Santa Monica, California.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

Accounting principles generally accepted in the United States require management of the Company to make estimates and assumptions in the preparation of these financial statements that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates and assumptions.

The most significant area that requires management judgment and which is susceptible to possible change in the near term include the Company's revenue recognition policies, discussed elsewhere in these financial statements.

Use of Estimates

Accounting principles generally accepted in the United States ("GAAP") require management of the Company to make estimates and assumptions in the preparation of these consolidated financial statements that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates and assumptions.

The most significant area that requires management judgment and which is susceptible to possible change in the near term include the Company's revenue recognition policies, discussed elsewhere in these financial statements.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all short-term highly liquid investments with a remaining maturity at the date of purchase of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers all short-term highly liquid investments with a remaining maturity at the date of purchase of three months or less to be cash equivalents.
Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenue when the following criteria have been met: persuasive evidence of an arrangement exists, no significant Company obligations remain, collection of the related receivable is reasonably assured, and the fees are fixed or determinable. The Company acts as a principal in its revenue transactions as the Company is the primary obligor in the transactions. Revenue is recognized on a gross basis, and publisher expenses that are directly related to a revenue-generating event are recorded as a component of cost of revenue.

In the past, certain of our revenues from certain sales of targeted and measurable online advertising campaigns and programs to brand advertisers and advertising agencies were recognized on a net basis as the payments to the websites on which the advertising is placed for these specific transactions were based on cash actually collected from the advertisers and agencies, rather than the actual fees billed to the advertisers and agencies.

Revenue Recognition

The Company recognizes revenue when the following criteria have been met: persuasive evidence of an arrangement exists, no significant Company obligations remain, collection of the related receivable is reasonably assured, and the fees are fixed or determinable.

Revenues from certain sales of targeted and measurable online advertising campaigns and programs to brand advertisers and advertising agencies are recognized on a net basis as the payments to the websites on which the advertising is placed for these specific transactions are based on cash actually collected from the advertisers and agencies, rather than the actual fees billed to the advertisers and agencies. Revenue from sales of targeted and measurable online advertising campaigns and programs for which we bear risk of loss and from sponsored and custom campaigns is recognized on a gross basis in the period that no significant Company obligations remain, collection of the resulting receivable is reasonably assured, and the fees are fixed or determinable. Expenses that are directly related to a revenue-generating event are recorded as a component of cost of revenue.

Cost Of Revenue [Policy Text Block]

Cost of Revenue

Cost of revenue consists of payments to website publishers that are directly related to a revenue-generating event and project and application design costs. The Company becomes obligated to make payments related to website publishers in the period the advertising impressions, click-throughs, actions or lead-based information are delivered or occur. Such expenses are classified as cost of revenue in the corresponding period in which the revenue is recognized in the accompanying income statement.

Cost of Revenue

Cost of revenue consists of payments to website publishers that are directly related to a revenue-generating event and project and application design costs. The Company becomes obligated to make payments related to website publishers in the period the advertising impressions, click-throughs, actions or lead-based information are delivered or occur. Such expenses are classified as cost of revenue in the corresponding period in which the revenue is recognized in the accompanying income statement.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts Receivable

Credit is extended to customers based on an evaluation of their financial condition and other factors. Management periodically assesses the Company's accounts receivable and, if necessary, establishes an allowance for estimated uncollectible amounts. Accounts determined to be uncollectible are charged to operations when that determination is made. No allowance was recorded as of September 30, 2013 and December 31, 2012. The Company usually does not require collateral.

Accounts Receivable

Credit is extended to customers based on an evaluation of their financial condition and other factors. Management periodically assesses the Company's accounts receivable and, if necessary, establishes an allowance for estimated uncollectible amounts. Accounts determined to be uncollectible are charged to operations when that determination is made. No allowance was recorded as of December 31, 2012 or 2011. The Company usually does not require collateral.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk, Significant Customers and Supplier Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited in the United States. The balances in the United States held at any one financial institution are generally in excess of Federal Deposit Insurance Corporation ("FDIC") insurance limits.

At September 30, 2013, our RTB exchange service provider accounted for more than 10% of the accounts receivable balance, for a total of 88%. For the nine months ended September 30, 2013 no one customer accounted for 10% or more of total revenue. However, 79% of our revenue was collected and paid to us by our RTB exchange service provider. For the nine months ended September 30, 2012 four customers accounted for 84% of total revenue (of which $200,000, or 19%, was from a related party).

Concentration of Credit Risk, Significant Customers and Supplier Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited in the United States. The balances in the United States held at any one financial institution are generally in excess of Federal Deposit Insurance Corporation ("FDIC") insurance limits.

At December 31, 2012, two customers accounted for more than 10% of the accounts receivable balance, for a total of 91%. For the year December 31, 2012 four customers accounted for 81% of total revenue (of which $200,000, or 18%, is from a related party). For the year ended December 31, 2011, three customers accounted for 43% of total revenue.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, net accounts receivable, accounts payable and accrued expenses, note payable and put liability payable, are carried at historical cost. At September 30, 2013 and December 31, 2012 the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments.

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, net accounts receivable, accounts payable and accrued expenses, are carried at historical cost. At December 31, 2012 and 2011 the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment

Property and equipment is stated at cost less accumulated depreciation.  Depreciation is provided on the straight line basis over the estimated useful lives of the assets of three years.

Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to operations. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its property and equipment for impairment.

Earnings Per Share, Policy [Policy Text Block]

Loss Per Share

We use ASC 260, "Earnings Per Share" for calculating the basic and diluted loss per share. We compute basic loss per share by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. There were 1,629,001 and 185,000 common share equivalents at September 30, 2013 and 2012, respectively. For the three and nine months ended September 30, 2013 and 2012 these potential shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would reduce net loss per share.

Loss Per Share

We use ASC 260, "Earnings Per Share" for calculating the basic and diluted loss per share. We compute basic loss per share by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. There were 195,000 common share equivalents at December 31, 2012 and none at December 31, 2011. For the year ended December 31, 2012, these potential shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would reduce net loss per share.

Income Tax, Policy [Policy Text Block]

Income Taxes

We utilize ASC 740 "Income Taxes" which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.

Social Reality, LLC was a limited liability company. As a result, the Company's income for federal and state income tax purposes is reportable on the tax returns of the individual partners. Accordingly, no recognition has been made for federal or state income taxes in the accompanying financial statements of the predecessor Company.

Compensation Related Costs, Policy [Policy Text Block]

Stock-Based Compensation

We account for our stock based compensation under ASC 718 "Compensation - Stock Compensation" using the fair value based method. Under this method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period.  This guidance establishes standards for the accounting for transactions in which an entity exchanges it equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity's equity instruments or that may be settled by the issuance of those equity instruments.

We use the fair value method for equity instruments granted to non-employees and use the Black-Scholes model for measuring the fair value of options. The stock based fair value compensation is determined as of the date of the grant or the date at which the performance of the services is completed (measurement date) and is recognized over the vesting periods.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.